SUPPLEMENTAL CASH FLOW INFORMATION - Interest and Income Taxes Paid (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash Flow Statement [Abstract]
Net interest paid (received)	$ 1,260	$ 1,526
Net income taxes paid (received)	$ 277	$ 594